Employee benefit plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 170	$ 170
Fair value of plan assets	0	0
Accumulated benefit obligation	170	170
Fair value of plan assets	0	0
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	459	384
Fair value of plan assets	347	297
Accumulated benefit obligation	196	164
Fair value of plan assets	113	114
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	94	85
Fair value of plan assets	0	0
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	4	6
Fair value of plan assets	$ 0	$ 0